Fees Summary	Aug. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 99,690,000.00
Previously Paid Amount	1,537.05
Total Fee Amount	13,767.19
Total Offset Amount	0.00
Net Fee	$ 12,230.14
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A